CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Aug. 31, 2022 CAD ($)
Edibles and Infusions Corporation
Issue cost related to business combination	$ 12
Laurentian
Issue cost related to business combination	55
Top up rights
Issue cost related to business combination	$ 18